CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Details {2}
Revenue	$ 464,172	$ 315,130
Cost of goods sold	(359,148)	(270,891)
Gross profit	105,025	44,239
Operating expenses	467,966	246,137
Total operating expenses	467,966	246,137
Loss from operations	(362,942)	(201,898)
Other income (expenses)
Interest expense	(46,418)	(803,589)
Gain on extinguishment of debt		7,724
Net income (loss) before provision for income taxes	96,322	(997,763)
Provision for income taxes	0	0
Change fair value warrant liability	517,381
Loss on disposal of fixed asset	(1,000)
Other expense	(10,699)
Net loss	$ 96,322	$ (997,763)
Basic and diluted loss per share		$ 437,954,545
Average number of common shares outstanding - basic and diluted		(0)
Weighted-average common shares outstanding - Basic	2,000,000,000
Weighted-average common shares outstanding - Diluted	2,911,300,000